Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 13 – Subsequent Events

Warrant Inducement - On October 24, 2024, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with an institutional investor that held certain outstanding Series A-3 warrants (the “Existing Warrants”) to purchase up to an aggregate of 337,552 shares of the Company’s common stock, originally issued to such investor on May 2, 2024 (the “Existing Warrants”). The Existing Warrants had an exercise price of $11.85 per share.

Pursuant to the Inducement Letter, the investor agreed to exercise in full, for cash, the Existing Warrants in consideration for the Company’s agreement to issue in a private placement (x) new Series B-1 Common Stock purchase warrants (the “New Series B-1 Warrants”) to purchase up to 337,552 shares of Common Stock (the “New Series B-1 Warrant Shares”) and (y) new Series B-2 Common Stock Purchase Warrants (the “New Series B-2 Warrants” and, together with the New Series B-1 Warrants, the “New Warrants”) to purchase up to 337,552 shares of Common Stock (the “New Series B-2 Warrant Shares” and, together with the New Series B-1 Warrant Shares, the “New Warrant Shares”). Each Warrant has an exercise price of $13.50 per share and will be exercisable beginning on the effective date of stockholder approval of the issuance of the shares upon exercise of the Warrants (the “Warrant Stockholder Approval”). The New Series B-1 Warrant will expire on the five-year anniversary of the Warrant Stockholder Approval. The New Series B-2 Warrant will expire on the twelve (12) month anniversary of the Warrant Stockholder Approval.

The closing of the transaction contemplated pursuant to the Inducement Letter occurred on October 25, 2024 (the “Closing Date”). The Company received aggregate gross proceeds of approximately $4.0 million from the exercise of the Existing Warrants by the investor, before deducting placement agent fees and other expenses payable by the Company. The Company intends to use the proceeds for working capital and general corporate purposes.

The Company engaged Wainwright to act as its exclusive placement agent in connection with the transaction summarized above and paid Wainwright a cash fee equal to 7.0% of the aggregate gross proceeds from the exercise of the Existing Warrants. In addition, the Company (i) reimbursed Wainwright for $50,000 of the fees and expenses of Wainwright’s legal counsel and other of its out-of-pocket expenses, (ii) reimbursed Wainwright for its non-accountable expenses in the amount of $25,000, and (iii) paid a management fee equal to 1.0% of the gross proceeds raised. The Company also issued to Wainwright or its designees (“PA Warrant Holders”) placement agent warrants (the “Placement Agent Warrants”) to purchase up to 20,251 shares of Common Stock (the “Placement Agent Warrant Shares”).  The Placement Agent Warrants have the same terms as the New Series B-1 Warrants, except that the Placement Agent Warrants have an exercise price equal to $14.815 per share.

The issuance or resale of the shares of common stock underlying the Existing Warrants has been registered pursuant to an existing registration statement on Form S-1 (File No. 333-278006), declared effective by the Securities and Exchange Commission (the “SEC”) on April 29, 2024.

The Company has agreed to file a registration statement providing for the resale of the New Warrant Shares (the “Resale Registration Statement”) within 30 calendar days of the date of the Inducement Letter, and to use best efforts to cause the Resale Registration

Statement to be declared effective by the SEC within 60 calendar days following the date of the Inducement Letter and to keep the Resale Registration Statement effective at all times until the investor no longer owns any New Warrants or New Warrant Shares.

Note 11 – Subsequent Events

Stock Split—On January 15, 2025, the Company effectuated a 1-for-50 reverse stock split of its common stock. The reverse stock split did not result in an adjustment to the par value. All references in the accompanying financial statements and related notes to the number of shares of common stock, options to purchase common stock, restricted stock awards, restricted stock units, warrants, and per share data have been retroactively adjusted for all periods presented to reflect the effect of this action.

uBriGene Transaction—In connection with the sale of the Company’s leasehold interest in its cell processing facility located in Worcester, Massachusetts and associated assets relating to the manufacturing and production of cell and gene therapies at the Facility (the “Transaction”) to uBriGene (Boston) Biosciences, Inc., a Delaware corporation (“uBriGene”) and an indirect, wholly owned subsidiary of UBrigene (Jiangsu) Biosciences Co., Ltd., a Chinese contract development and manufacturing organization, the Company and uBriGene previously submitted a voluntary notice with the U.S. Committee on Foreign Investment in the United States (“CFIUS”) on August 10, 2023 to obtain clearance for the Transaction, although obtaining such clearance was not a condition to closing the Transaction.

Following an initial 45-day review period and subsequent 45-day investigation period, on November 13, 2023, CFIUS requested that the Company and uBriGene withdraw and re-file our joint voluntary notice to allow more time for review and discussion regarding the nature and extent of national security risk posed by the Transaction. Upon CFIUS’s request, the Company and uBriGene submitted a request to withdraw and re-file our joint voluntary notice to CFIUS, and on November 13, 2023, CFIUS granted this request, accepted the joint voluntary notice and commenced a new 45-day review period on November 14, 2023. CFIUS’s 45-day review ended on December 28, 2023.  Since CFIUS had not concluded its review by December 28, 2023, the proceeding transitioned to a subsequent 45-day investigation period, which ended on February 12, 2024.

Following the 45-day review period and subsequent 45-day investigation period described above, on February 12, 2024, the Company and uBriGene requested permission to withdraw and re-file their joint voluntary notice to allow more time for review and discussion regarding the nature and extent of national security risk posed by the Transaction. Upon the Company’s and uBriGene’s request to withdraw and re-file their joint voluntary notice to CFIUS, on February 12, 2024, CFIUS granted this request, accepted the joint voluntary notice and commenced a new 45-day review period on February 13, 2024. The new 45-day review period will conclude no later than March 28, 2024.  If CFIUS does not conclude its review by March 28, 2024, the proceeding will transition to a second 45-day phase as CFIUS further investigates the Transaction.